Summary of Significant Accounting Policies - Table 5 (Details)	12 Months Ended
Dec. 31, 2011 Y
Certificates of need [Member]
Estimated Useful Lives and Amortization Basis of Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Method	straight-line
Finite-Lived Intangible Assets, Useful Life, Minimum	13
Finite-Lived Intangible Assets, Useful Life, Maximum	30
Licenses [Member]
Estimated Useful Lives and Amortization Basis of Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Method	straight-line
Finite-Lived Intangible Assets, Useful Life, Minimum	10
Finite-Lived Intangible Assets, Useful Life, Maximum	20
Noncompete Agreements [Member]
Estimated Useful Lives and Amortization Basis of Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Method	straight-line
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	18
Trade Names [Member]
Estimated Useful Lives and Amortization Basis of Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Method	straight-line
Finite-Lived Intangible Assets, Useful Life, Minimum	10
Finite-Lived Intangible Assets, Useful Life, Maximum	20
Internal Use Software [Member]
Estimated Useful Lives and Amortization Basis of Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Method	straight-line
Finite-Lived Intangible Assets, Useful Life, Minimum	3
Finite-Lived Intangible Assets, Useful Life, Maximum	7
Market access assets [Member]
Estimated Useful Lives and Amortization Basis of Other Intangible Assets
Finite-Lived Intangible Assets, Amortization Method	accelerated
Finite-Lived Intangible Assets, Useful Life	20